FINANCIAL ASSETS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Impairment loss on financial assets	$ 800		$ (800)	$ 1,500	$ 0
Unpaid investment amount written off			263	$ 977
Remeasurement loss recognized in profit loss			$ (100)
Novus Diagnostics Limited [Member]
Disclosure of financial assets [line items]
Percentage of equity acquired			12.50%
Equity investment			$ 2,562,000
ADS issued			1,399,985
Strategic partnership with imaware, Inc. [Member]
Disclosure of financial assets [line items]
Convertible Note Investment		$ 1,500
Agreement Term		five-year
Issue of convertible instruments			$ 700
Accrued Liability			800
Impairment loss on financial assets			(1,500)
Unpaid investment amount written off			$ 800